Trade and Other Payables and Accruals - Summary of Trade and Other Payables and Accruals (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Trade and other current payables [abstract]
Trade payables	¥ 78,071	$ 11,999	¥ 116,425
Bills payable - secured (see Note 15)	352,000	54,102	321,000
Total trade payables	430,071	66,101	437,425
Deposits from distributors	129,000	19,827	158,300
Payables in respect of acquisition of property, plant and equipment	10,422	1,602	7,475
Other tax payables	11,665	1,793	7,513
Advances from an unrelated party (note)	38	6	983
Accrued staff costs	29,714	4,567	29,882
Accrued transportation costs	13,579	2,087	16,104
Accrued utilities expenses	4,014	617	4,991
Deferred income (see Note 22)	797	122	796
Others	6,125	941	5,164
Total other payables and accruals	205,354	31,562	231,208
Trade and other payables and accruals	¥ 635,425	$ 97,663	¥ 668,633